Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2019
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

37. SUPPLEMENTARY CASH FLOW INFORMATION

For the years ended December 31,	2019	2018	2017
Interest Paid	511	564	538
Interest Received	12	19	31
Income Taxes Paid	17	116	12

The following table provides a reconciliation of cash flows arising from financing activities:

	Dividends Payable	Long-Term Debt	Lease Liabilities
As at December 31, 2016	-	6,332	-
Changes From Financing Cash Flows:
Issuance of Long-Term Debt	-	3,842	-
Net Issuance (Repayment) of Revolving Long-Term Debt	-	32	-
Issuance of Debt Under Asset Sale Bridge Facility	-	3,569	-
(Repayment) of Debt Under Asset Sale Bridge Facility	-	(3,600)	-
Dividends Paid	(225)	-	-
Non-Cash Changes:
Dividends Declared	225	-	-
Foreign Exchange (Gain) Loss	-	(697)	-
Finance Costs	-	36	-
Other	-	(1)	-
As at December 31, 2017	-	9,513	-
Changes From Financing Cash Flows:
(Repayment) of Long-Term Debt	-	(1,144)	-
Net Issuance (Repayment) of Revolving Long-Term Debt	-	(20)	-
Dividends Paid	(245)	-	-
Non-Cash Changes:
Dividends Declared	245	-	-
Foreign Exchange (Gain) Loss	-	817	-
Finance Costs	-	(2)	-
As at December 31, 2018	-	9,164	-
Adjustment for Change in Accounting Policy (Note 4)	-	-	1,494
As at January 1, 2019 (Note 4)	-	9,164	1,494
Changes From Financing Cash Flows:
Dividends Paid	(260)	-	-
Net Issuance (Repayment) of Long-Term Debt	-	(2,279)	-
Net Issuance (Repayment) of Revolving Long-Term Debt	-	276	-
Principal Repayment of Leases	-	-	(150)
Non-Cash Changes:
Dividends Declared	260	-	-
Foreign Exchange (Gain) Loss	-	(399)	(23)
Gain on Repurchase of Debt and Amortization of Debt Issuance Costs	-	(63)	-
Lease Additions	-	-	590
Re-measurement of Lease Liabilities	-	-	15
Lease Terminations	-	-	(11)
Other	-	-	1
As at December 31, 2019	-	6,699	1,916